Current Expected Credit Losses - Classification of Credit Loss Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Accounts Receivable, Noncurrent, Past Due [Line Items]
Credit loss expense	$ 43	$ 20	$ 63	$ 0
Management contract expenses
Accounts Receivable, Noncurrent, Past Due [Line Items]
Credit loss expense	41		50
Other financial items
Accounts Receivable, Noncurrent, Past Due [Line Items]
Credit loss expense	$ 2		$ 13